Document And Entity Information	Oct. 16, 2020
Document Information [Line Items]
Entity, Registrant Name	ABRAXAS PETROLEUM CORPORATION
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Oct. 16, 2020
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-16071
Entity, Tax Identification Number	74-2584033
Entity, Address, Address Line One	18803 Meisner Drive
Entity, Address, City or Town	San Antonio
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78258
City Area Code	210
Local Phone Number	490-4788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AXAS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000867665